April 21, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1004

Attn:             Document Control - Edgar
                  Ms. Patsy Mengiste

Re:               Ameriprise Certificate Company (ACC)
                  Ameriprise Cash Reserve Certificate
                  Post-Effective Amendment No. 35 to Registration Statement No. 2-68296

Dear Ms. Mengiste:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, we, as the principal underwriter for the proposed offering to be made pursuant to the above-mentioned post-effective amendment, hereby join the registrant, Ameriprise Certificate Company, in requesting that the effective date for the amendment be accelerated so that the amendment will become effective on April 26, 2006.

Sincerely,

Ameriprise Financial Services, Inc.




/s/  Paula R. Meyer
-------------------------
     Paula R. Meyer
     Senior Vice President and General Manager - Mutual Funds
     Ameriprise Financial Services, Inc.

April 21, 2006


Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-1004

Attn:    Document Control -EDGAR
         Ms. Patsy Mengiste

RE:      Ameriprise Certificate Company (ACC)
         Post-Effective Amendment No. 35
                  Ameriprise Cash Reserve Certificate
         File No.: 2-68296

Dear Ms. Mengiste:

Transmitted for filing electronically is Post-Effective Amendment No. 35 to the above referenced registration statement. This Amendment is filed under the Securities Act of 1933 for ACC.

The Prospectus for Ameriprise Cash Reserve Certificate filed as part of the combined Prospectus in Post-Effective Amendment No. 34 to Registration Statement No. 2-95577 for Ameriprise Flexible Savings Certificate has been marked to show all changes from Registrant's 497 filing filed on or about October 13, 2005.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Registrant requests that the effective date for the Amendment be accelerated so that the Amendment will become effective on April 26, 2006. The underwriter's request for such acceleration is in correspondence accompanying this Post-Effective Amendment.

Please direct your questions or comments on this filing to Anna Butskaya at 612-671-4993 or me at 612-671-1947.

Thank you.



/s/ Scott R. Plummer
----------------------
    Scott R. Plummer
    Vice President, Secretary and General Counsel
    Ameriprise Certificate Company